UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2008
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners (US) LP
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Address:   245 Park Avenue
           --------------------------------------------------
           New York, New York 10167
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:
                        -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sean Flynn
           --------------------------------------------------
Title:     Director of the General Partner
           --------------------------------------------------
Phone:      +1 (345) 949-9900
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Sean Flynn             Cayman Islands          February 12, 2009
------------------------   -----------------------  -------------------------
      [Signature]                [City/State]               [Date}


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        49
                                               -------------

Form 13F Information Table Value Total:        $405,104
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



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                                                           Form 13F Information Table

             Column 1           Column 2     Column 3  Column 4        Column 5      Column 6  Column 7         Column 8
                                                        Value     Shrs or  SH/ PUT/ Investment  Other       Voting Authority
          Name of Issuer     Title of Class   Cusip    (x$1000)   Prn Amt  PRN CALL Discretion Managers    Sole     Shared None
---------------------------- --------------- --------- --------  --------- --- ---- ---------- -------- ---------   ------ ----

2020 CHINACAP ACQUIRCO INC         COM       90212G109      230     31,700 SH          SOLE                31,700
ASIA SPECIAL SIT ACQST CORP        SHS       G0538M105      445     49,500 SH          SOLE                49,500
ATLAS ACQUISITION HLDGS CORP       COM       049162100    3,174    350,300 SH          SOLE               350,300
BANK OF AMERICA CORPORATION        COM       060505104      487     34,614 SH          SOLE                34,614
BPW ACQUISITION CORP               COM       055637102    1,727    192,500 SH          SOLE               192,500
BRANDYWINE OPER PARTNERSHIP  NOTE 3.875%10/1 105340AH6    3,000      5,000 PRN         SOLE                 5,000
BRE PROPERTIES INC                CL A       05564E106      965     34,500 SH  PUT     SOLE                34,500
CAPITAL ONE FINL CORP              COM       14040H105    1,116     35,000 SH  PUT     SOLE                35,000
CAPITOL ACQUISITION CORP DEL       COM       14055E104    3,754    412,500 SH          SOLE               412,500
CHINA HEALTHCARE ACQ CORP          COM       16939Q104    2,921    503,700 SH          SOLE               503,700
CHINA HLDGS ACQUISITION CORP       COM       16942N106      333     37,400 SH          SOLE                37,400
DEKANIA CORP                       COM       24488U104    4,935    500,000 SH          SOLE               500,000
DEVELOPERS DIVERSIFIED RLTY  NOTE 3.000% 3/1 251591AS2   15,985     37,500 PRN         SOLE                37,500
ENTERPRISE ACQUISITION CORP        COM       29365R108      253     27,600 SH          SOLE                27,600
ESSEX PPTY TR INC                  COM       297178105    1,067     13,900 SH  PUT     SOLE                13,900
FEDERAL REALTY INVT TR       SH BEN INT NEW  313747206      944     15,200 SH  PUT     SOLE                15,200
FISHER SCIENTIFIC INTL INC   NOTE 2.500%10/0 338032AW5   65,638     45,000 PRN         SOLE                45,000
FLIR SYS INC                 NOTE 3.000% 6/0 302445AB7  114,224     41,300 PRN         SOLE                41,300
GENERAL MTRS CORP                  COM       370442105    3,628  1,133,800 SH  PUT     SOLE             1,133,800
GENEVA ACQUISITION CORP            COM       37185Y104    1,028    175,500 SH          SOLE               175,500
GHL ACQUISITION CORP               COM       36172H108    3,713    412,500 SH          SOLE               412,500
GLOBAL BRANDS ACQUISITION CO       COM       378982102    2,408    262,304 SH          SOLE               262,304
GLOBAL CONSUMER ACQST CORP         COM       378983100      178     19,650 SH          SOLE                19,650
HARTFORD FINL SVCS GROUP INC       COM       416515104    2,003    122,000 SH  PUT     SOLE               122,000
HICKS ACQUISITION CO I INC         COM       429086309    3,774    412,500 SH          SOLE               412,500
IDEATION ACQUISITION CORP          COM       451665103    1,080    149,800 SH          SOLE               149,800
KIMCO REALTY CORP                  COM       49446R109    3,656    200,000 SH  PUT     SOLE               200,000
LUCENT TECHNOLOGIES INC      DBCV 2.750% 6/1 549463AG2   18,563     22,500 PRN         SOLE                22,500
MBF HEALTHCARE ACQUISITION C       COM       552650103    2,981    375,000 SH          SOLE               375,000
MEDIA & ENTMT HOLDINGS INC         COM       58439W108    5,375    698,067 SH          SOLE               698,067
METLIFE INC                        COM       59156R108    3,978    114,100 SH  PUT     SOLE               114,100
NEXTEL COMMUNICATIONS INC    NOTE 5.250% 1/1 65332VAY9   13,050     15,000 PRN         SOLE                15,000
NRDC ACQUISITION CORP              COM       62941R102    3,774    412,500 SH          SOLE               412,500
NTR ACQUISITION CO                 COM       629415100    3,211    323,400 SH          SOLE               323,400
OVERTURE ACQUISITION CORP          SHS       G6830P100      229     25,100 SH          SOLE                25,100
PG&E CORP                    NOTE 9.500% 6/3 69331CAD0   67,809     26,156 PRN         SOLE                26,156
POLARIS ACQUISITION CORP           COM       73104R102    1,365    150,000 SH          SOLE               150,000
SANTA MONICA MEDIA CORP            COM       802501106    6,240    800,000 SH          SOLE               800,000
SAPPHIRE INDUSTRIALS CORP          COM       80306T109    3,783    412,500 SH          SOLE               412,500
SIMON PPTY GROUP INC NEW           COM       828806109    1,063     20,000 SH  PUT     SOLE                20,000
SPDR TR                        UNIT SER 1    78462F103    5,866     65,000 SH          SOLE                65,000
SPORTS PPTYS ACQUISITION COR       COM       84920F107    3,754    412,500 SH          SOLE               412,500
STONELEIGH PARTNERS ACQUS CO       COM       861923100    3,510    450,000 SH          SOLE               450,000
TRANS-INDIA ACQUISITION CORP       COM       893237107    3,030    393,446 SH          SOLE               393,446
TRIAN ACQUISITION I CORP           COM       89582E108    3,675    412,500 SH          SOLE               412,500
TRIPLECROWN ACQUISITION CORP       COM       89677G109    3,360    371,300 SH          SOLE               371,300
UDR INC                            COM       902653104      600     43,500 SH  PUT     SOLE                43,500
UNITED REFINING ENERGY CORP        COM       911360105      304     32,900 SH          SOLE                32,900
VICTORY ACQUISITION CORP           COM       92644D100    6,918    713,200 SH          SOLE               713,200

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